Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Mar. 31, 2015
Banking And Thrift [Abstract]
Summary of Company's and Bank's Capital Position and Bank's Capital Compared to Minimum Regulatory Capital Requirements

The following table sets forth the Company’s and the Bank’s capital positions at March 31, 2015 and the Bank’s capital position at March 31, 2014 as compared to minimum regulatory capital requirements:

			Regulatory Capital Requirements
			Minimum Capital		For Classification as
	Actual		Adequacy		Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)
March 31, 2015:
Total risk-based capital (to risk-weighted assets)
Bank	$249,980	45.96%	$43,508	8.00%	$54,385	10.00%
Company	371,957	67.51	44,075	8.00	55,094	10.00
Tier 1 capital (to risk-weighted assets)
Bank	246,505	45.33	32,631	6.00	43,508	8.00
Company	368,482	66.88	33,056	6.00	44,075	8.00
Common equity (tier 1) capital (to risk-weighted assets)
Bank	246,505	45.33	24,473	4.50	35,350	6.50
Company	368,482	66.88	24,792	4.50	35,811	6.50
Core (tier 1) capital (to average total assets)
Bank	246,505	21.55	45,752	4.00	57,189	5.00
Company	368,482	30.88	47,735	4.00	59,669	5.00
March 31, 2014:
Total risk-based capital (to risk-weighted assets)	$172,716	35.67%	$38,740	8.00%	$48,426	10.00%
Tier 1 capital (to risk-weighted assets)	169,645	35.03	19,370	4.00	29,055	6.00
Core (tier 1) capital (to adjusted total assets)	169,645	13.41	50,586	4.00	63,233	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	169,645	13.41	18,970	1.50	—	—